Financial Liabilities At Amortised Cost - Other Financial Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Financial Liabilities [Abstract]
Obligations for financing of purchases	$ 45,699,707	$ 37,836,851
Collections and other transactions on behalf of third parties	5,220,093	6,113,620
Lease liabilities (See Notes 5.19 and 44)	2,921,793	4,453,877
Creditors for spot transactions pending settlement	1,434,694	1,488,973
Accrued commissions payable	35,199	62,704
Others	6,280,940	9,253,414
Total Other Financial Liabilities	$ 61,592,426	$ 59,209,439